Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Currently payable:
Federal	$ 9,891	$ 4,811	$ (561)
State	657	252	185
Foreign	2,164	2,164	1,895
Total current income tax expense	12,712	7,227	1,519
Deferred tax (benefit) provision	(3,330)	1,447	3,847
Total tax provision	$ 9,382	$ 8,674	$ 5,366